ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued agency commissions	$ 68,114	424,355	156,405
Accrued bonuses and individual income taxes	24,636	153,487	60,892
Accrued bandwidth and server hosting expenses	22,423	139,698	88,804
Business tax and surcharges payable	19,145	119,268	34,105
Accrued channel distribution fee	5,951	37,073	5,278
Accrued advertising and promotion expenses	2,857	17,800	6,750
Accrued professional fees	2,632	16,398	907
Payable to employees from cashless option exercise	1,410	8,782	21,163
Litigation accrual	895	5,574	1,812
Deferred government grants	1,108	6,900
FIN 48 liability	1,550	9,662
Accrued video production fee	1,573	9,802	4,197
Others	5,224	32,554	10,294
Accrued expenses and other liabilities	$ 157,518	981,353	390,607